Taxes (Details) - Schedule of Taxes Payable - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 2,848,749	$ 2,573,830
Value-added tax payable	1,246,572	1,135,342
Other taxes payable	144,940	136,131
Total taxes payable	$ 4,240,261	$ 3,845,303